Income Taxes (Details 4) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of GAAP net loss attributable to taxable income
GAAP net loss attributable to DDR	$ 5,206,000	$ (42,989,000)	$ (13,383,000)	$ 35,312,000	$ (84,226,000)	$ (14,310,000)	$ (86,575,000)	$ (24,247,000)	$ (15,854,000)	$ (209,358,000)	$ (356,593,000)
Plus: Book depreciation and amortization									222,751,000	217,035,000	221,119,000
Less: Tax depreciation and amortization									(181,935,000)	(179,377,000)	(171,684,000)
Book/tax differences on gains/losses from capital transactions									(116,395,000)	(103,331,000)	(131,909,000)
Joint venture equity in earnings, net									19,190,000	(28,659,000)	(4,194,000)
Dividends from subsidiary REIT investments									954,000	1,609,000	2,833,000
Deferred income									(4,327,000)	1,937,000	(2,734,000)
Compensation expense									(17,614,000)	1,199,000	19,122,000
Impairment charges	47,400,000				29,100,000				128,700,000	172,100,000	339,300,000
Equity derivative instrument valuation									(21,926,000)	40,157,000	199,797,000
Senior Convertible Notes interest expense									14,914,000	8,204,000	12,238,000
Miscellaneous book/tax differences, net									(12,131,000)	(12,007,000)	(24,838,000)
Taxable (loss) income before adjustments									16,392,000	(90,464,000)	102,460,000
Less: Taxable loss carried forward	0				90,464,000				0	90,464,000	0
Taxable income subject to the 90% dividend requirement									$ 16,392,000	$ 0	$ 102,460,000